Income Taxes - Summary of Deferred Tax (Assets) and Liabilities (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	$ 0	$ 867	$ 2,536
Exploration and evaluation assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	46,658	39,120
Convertible debentures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	1,559	66
Non-capital losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	(73,070)	(38,333)
Investment in associate [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	24,853	0
Share issuance costs [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	0	(208)
Equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities	0	(79)
Marketable Securities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Marketable securities	$ 0	$ 301